Subsequent Events (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debentures		$ 52,349	$ 0	$ 0
Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend	$ 250,000
Cash dividend per share | ₪ / shares	$ 4.8
Veridis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests		20.00%
CPV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of additional ownership interests acquired subsidiary	20.00%
Proportion of ownership interest in subsidiary	90.00%